TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TaxationLineItem [Line Items]
Corporate tax rate	5.40%
Income tax description	The State Administration of Taxation further announced that from January 1, 2021 to December 31, 2022, for the portion of taxable income not exceeding RMB1 million, the amount of taxable income can be halved from 25% to 12.5%, and the corporate income tax will be levied at 20%, for small and low-profit enterprises, and from January 1, 2022 to December 31, 2024, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of the taxable income amount for the portion of taxable income more than RMB1 million but not exceeding RMB3 million. In accordance with announcement of the Ministry of Finance and the State Taxation Administration [2023] No. 6, which was effective from January 1, 2023 to December 31, 2024, preferential tax rate became 5% on taxable income below RMB1 million. According to announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 and until to December 31, 2027, small, low profit enterprises is subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).
Operating Loss Carryforwards	$ 25,021,110
Net operating loss carry forwards, indefinitely	5,166,745
Operating Loss Carryforwards, Valuation Allowance	27,624,549
Valuation allowance	$ 7,842,308	$ 1,940,958	$ 1,703,274	$ 1,372,267
Minimum [Member]
TaxationLineItem [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.00%
Maximum [Member]
TaxationLineItem [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	5.19%
UNITED STATES
TaxationLineItem [Line Items]
Corporate tax rate	21.00%
SWEDEN
TaxationLineItem [Line Items]
Statutory income tax rate percentage		20.60%
HONG KONG
TaxationLineItem [Line Items]
Income tax standard rule	Hong Kong and is subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first HKD2 million of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%
PRC [Member]
TaxationLineItem [Line Items]
Statutory income tax rate percentage	25.00%
Peoples Republic Of China [Member]
TaxationLineItem [Line Items]
Operating Loss Carryforwards	$ 25,021,110	$ 16,113,739